COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7 - COMMITMENTS AND CONTINGENCIES

On October 11, 2007, we entered into a lease agreement with GoldLand, under which we leased its mineral rights on War Eagle Mountain. Under the lease, we are responsible for all mining activities on War Eagle Mountain, and we are obligated to pay GoldLand annual lease payments of $1,000,000, payable on a monthly basis, a monthly non-accountable expense reimbursement of $10,000 during any month in which minerals are mined from the leased premises, and a royalty of 15% of all amounts we receive from the processing of minerals mined from tailing piles on the premises or through shafts or adits located on the premises.  In the first quarter of 2014, we amended the above-described lease with GoldLand.  The amendment provided that the annual lease payments would be deferred for a two year period commencing January 1, 2014, and the term of the Lease would be extended for an equal amount of time. The lease, as most recently amended, expires on October 1, 2028, although we have the right to extend the lease for an additional five years upon payment of a lease extension fee of $1,000,000.

On December 13, 2013, we are obligated to JMJ under two notes.  The first note (the “First Note”) has an original principal balance of $759,640, bore a one-time interest charge of 12%, and is convertible into shares of Class A Common Stock at such prices that JMJ and us agree from time to time.  In addition, the First Note provides that JMJ is prohibited from shorting our Class A Common Stock.  We agreed to issue JMJ sufficient shares of Class A Common Stock in conversion of First Note to enable it to sell shares worth $1,500 per day through April 15, 2014. We are obligated to pay the balance of the First Note as of April 15, 2014 in cash in fourteen equal monthly payments due on the first day of each calendar month. Any remaining balance on the note is due on May 15, 2015. We have not made interest payments on the First Note as scheduled, but have continued to allow JMJ to convert the First Note into Class A Common Stock.

In addition, we are obligated to JMJ under a note executed to repay a loan of $100,000 (the "Second Note").  The Second Note is evidenced by a note with an original principal balance of $111,000, which reflects the $100,000 loaned plus 9.9% interest thereon.  The Second Note is convertible into Class A Common Stock at a conversion equal to the lesser of $0.005 per share or 70% of the lowest trading price in the 25 trading days previous to the conversion, provided that if the shares are not delivered by DWAC then an additional 10% discount will apply, and if the shares are not eligible for deposit into the DTC system, then an additional 5% discount shall apply. The Second Note further prohibits JMJ from shorting our Class A Common Stock, and provides that if we enter into financing on more favorable terms than are evidenced by the Second Note, then the Second Note shall be repayable on such more favorable terms at JMJ's option.  Pierre Quilliam, our chief executive officer, entered into a limited personal guarantee under which he guaranteed our obligation to issue shares on conversion of the Second Note, as well as any penalties that we have to pay in the event we do not promptly honor a conversion request.  Mr. Quilliam's personal guarantee terminates in the event he ceases to be an officer or director or 5% shareholder prior to an event of default occurring under the Second Note.

The Earll Excavation, Inc. holds a judgment against us in the amount of $567,743.56, plus post-judgment interest at the rate of 5.25% per annum.  The Judgment also held that the plaintiff had a first lien on the Company's Diamond Creek Mill site in Owyhee County, Idaho to secure an indebtedness of $289,648.30, plus post-judgment interest.  The judgment was entered in the action styled Earll Excavation, Inc. v. Silver Falcon Mining, Inc. and Joyce Livestock Company Limited Partnership, Case No. CV 12-2595 (the “Earll Action”).  We are currently considering its options with regard to the judgment, which include raising capital to pay the judgment, filing another motion for reconsideration based on factual inaccuracies in court's findings, filing an appeal or filing other legal remedies available under state and federal statutes.

We are in default on substantially all of our accounts payable. As of June 30, 2014, the Internal Revenue Service had filed tax liens for various withholding taxes totaling $252,088 against us and Pierre Quilliam, our chief executive officer; the Idaho Department of Labor and Idaho Tax Commission had filed tax liens for $55,247; and two creditors (not including Earll Excavation, Inc.) had judgment liens for $197,226.